FAIR VALUE MEASUREMENTS (Details) - Schedule of fair value, assets and liabilities measured on recurring basis $ in Thousands	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)
Assets:
Total Assets	$ 1,528		$ 1,553		$ 2,077
Liabilities:
Loans and borrowings	6,559		6,701		7,162
Warrant liability	22,736		19,061
Convertible notes	27,119		27,142		26,566
Total Liabilities	56,414		52,904	[1]	33,728
Fair Value, Inputs, Level 1 [Member]
Assets:
Total Assets					319
Liabilities:
Loans and borrowings
Warrant liability
Convertible notes
Total Liabilities				[1]
Fair Value, Inputs, Level 2 [Member]
Assets:
Total Assets					57
Liabilities:
Loans and borrowings	6,559		6,701		7,162
Warrant liability
Convertible notes	27,119		27,142		26,566
Total Liabilities	33,678		33,843	[1]	33,728
Fair Value, Inputs, Level 3 [Member]
Assets:
Total Assets	1,528		1,553		1,701
Liabilities:
Loans and borrowings
Warrant liability	22,736		19,061
Convertible notes
Total Liabilities	$ 22,736		19,061	[1]
Lift & Co [Member]
Assets:
Investment					376
Lift & Co [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Investment					319
Lift & Co [Member] | Fair Value, Inputs, Level 2 [Member]
Assets:
Investment					57
Lift & Co [Member] | Fair Value, Inputs, Level 3 [Member]
Assets:
Investment
Cansativa [Member]
Assets:
Investment		€ 1,075	1,553		1,701
Cansativa [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Investment
Cansativa [Member] | Fair Value, Inputs, Level 2 [Member]
Assets:
Investment
Cansativa [Member] | Fair Value, Inputs, Level 3 [Member]
Assets:
Investment			$ 1,553		$ 1,701

[1]	See Note 3. for information on the restatement adjustment as of December 31, 2020.